Borrowings and leases - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes from financing cash flows
Proceeds from borrowings, net	€ 4,877	€ 4,877	€ 1,598	€ 987
Changes in short-term borrowings		276	(221)	101
Repayments on third party borrowings		(950)	(569)	(625)
Payments of principal on lease obligations		(139)	(116)	(128)
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		7,187	6,421
Acquisition of API		1,632
Changes from financing cash flows
Proceeds from borrowings, net		4,877	1,598
Changes in short-term borrowings		276	(221)
Repayments on third party borrowings		(950)	(569)
Payments of principal on lease obligations			(120)
Payment of principal and interest on lease obligations		(149)
Other non-cash changes
Amortisation of discount, premium and issue costs		(3)	8
Lease additions		122	101
Movement as a result of fair value hedges		15
Currency translation		133	(31)
Reclassifications		0	0
Total changes		5,953	766
Ending balance		13,140	7,187	6,421
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		805	799
Acquisition of API		381
Changes from financing cash flows
Proceeds from borrowings, net		0	0
Changes in short-term borrowings		276	(221)
Repayments on third party borrowings		(950)	(467)
Payments of principal on lease obligations			(120)
Payment of principal and interest on lease obligations		(149)
Other non-cash changes
Amortisation of discount, premium and issue costs		0	0
Lease additions		39	(7)
Movement as a result of fair value hedges		6
Currency translation		33	0
Reclassifications		909	821
Total changes		545	6
Ending balance		1,350	805	799
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		6,382	5,622
Acquisition of API		1,251
Changes from financing cash flows
Proceeds from borrowings, net		4,877	1,598
Changes in short-term borrowings		0	0
Repayments on third party borrowings		0	(102)
Payments of principal on lease obligations			0
Payment of principal and interest on lease obligations		0
Other non-cash changes
Amortisation of discount, premium and issue costs		(3)	8
Lease additions		83	108
Movement as a result of fair value hedges		9
Currency translation		100	(31)
Reclassifications		(909)	(821)
Total changes		5,408	760
Ending balance		€ 11,790	€ 6,382	€ 5,622